SHARE CAPITAL (Tables)	12 Months Ended
Jun. 30, 2021
Disclosure of classes of share capital [abstract]
Schedule of Option Transactions

The continuity schedule of stock options, as at June 30, 2021, is as follows:

		Weighted average
	Number of options	exercise price (CAD$)
Balance, July 1, 2019	5,905,000	1.36
Options exercised	(888,066)	1.16
Options cancelled	(354,167)	1.91
Balance, June 30, 2020	4,662,767	1.36
Options exercised	(1,396,935)	0.98
Options cancelled	(150,000)	0.82
Balance, June 30, 2021	3,115,832	1.56

Schedule of Information About Stock Options Outstanding

The following table summarizes information about stock options outstanding as at June 30, 2021:

	Number of options	Weighted	Number of options	Weighted
Exercise	outstanding as at	average remaining	exercisable as at	average
prices (CAD$)	2021-06-30	contractual life (years)	2021-06-30	exercise price (CAD$)
$0.55	495,000	0.34	495,000	$0.55
1.15	930,000	1.08	930,000	$1.15
1.57	200,000	1.44	200,000	$1.57
2.15	1,490,832	2.65	889,169	$2.15
0.55 - 2.15	3,115,832	1.74	2,514,169	$1.42

Schedule of Summary of RSUs

The continuity schedule of RSUs, as at June 30, 2021, is as follows:

		Weighted average
		grant date closing
	Number of shares	price per share (CAD$)
Balance, July 1, 2019	-	$-
Granted	1,064,600	4.70
Cancelled	(3,000)	4.70
Distributed	(136,400)	4.70
Balance, June 30, 2020	925,200	$4.70
Granted	360,500	6.46
Cancelled	(26,250)	4.80
Distributed	(464,550)	4.72
Balance, June 30, 2021	794,900	$5.48

Schedule of Earnings Per Share Basic and Diluted

(d) (Loss) earning per share

	For the years ended June 30,
	2021			2020
	Loss	Shares	Per-Share	Income	Shares	Per-Share
	(Numerator)	(Denominator)	Amount	(Numerator)	(Denominator)	Amount
Net (loss) income attributable to equity holders of the Company	$(6,566,440)			$5,907,726
Basic (loss) earnings per share	(6,566,440)	153,294,454	$(0.04)	5,907,726	146,254,726	$0.04
Effect of dilutive securities:
Stock options and RSUs		-			4,433,827
Diluted (loss) earnings per share	$(6,566,440)	153,294,454	$(0.04)	$5,907,726	150,688,553	$0.04